Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Current assets	R$ 18,644,678	R$ 18,362,992
Cash and cash equivalents	3,393,377	3,381,328
Trade accounts receivable	8,719,497	8,304,382
Inventories	578,003	462,053
Income and social contribution taxes recoverable	411,595	274,589
Taxes, charges and contributions recoverable	4,176,362	4,674,218
Judicial deposits and garnishments	277,468	313,007
Prepaid expenses	686,503	581,743
Derivative financial instruments	19,282	69,065
Other assets	382,591	302,607
Non-current assets	89,645,044	84,198,326
Short-term investments pledged as collateral	63,766	76,934
Trade accounts receivable	440,453	426,252
Taxes, charges and contributions recoverable	841,198	3,222,262
Deferred taxes	171,042	230,097
Judicial deposits and garnishments	3,393,417	3,597,007
Prepaid expenses	220,082	134,232
Derivative financial instruments	52,881	26,468
Other assets	235,738	47,105
Investments	104,251	101,657
Property, plant and equipment	42,847,264	34,115,327
Intangible assets	41,274,952	42,220,985
TOTAL ASSETS	108,289,722	102,561,318
LIABILITIES AND EQUITY
Current liabilities	17,732,088	17,160,820
Personnel, social charges and benefits	752,246	782,630
Trade accounts payable	6,871,799	7,642,782
Income and social contribution taxes payable	6,585	12,009
Taxes, charges and contributions payable	1,139,812	1,797,965
Dividends and interest on equity	3,587,417	4,172,916
Provisions and contingencies	374,445	377,929
Deferred income	506,181	525,509
Loans, financing, debentures and leases	4,126,490	1,464,166
Derivative financial instruments	1,921	16,538
Other liabilities	365,192	368,376
Non-current liabilities	20,102,056	13,793,471
Personnel, social charges and benefits	36,028	11,903
Income and social contribution taxes payable	86,512
Taxes, charges and contributions payable	285,055	39,245
Deferred taxes	3,146,453	1,982,952
Provisions and contingencies	5,160,973	5,881,396
Deferred income	211,901	250,526
Loans, financing, debentures and leases	9,698,183	4,675,271
Derivative financial instruments	54,212	22,845
Other liabilities	1,422,739	929,333
TOTAL LIABILITIES	37,834,144	30,954,291
Equity	70,455,578	71,607,027
Capital	63,571,416	63,571,416
Capital reserves	1,165,463	1,213,532
Income reserves	3,492,387	4,324,170
Other comprehensive income accumulated	30,737	29,225
Additional proposed dividends	2,195,575	2,468,684
TOTAL LIABILITIES AND EQUITY	R$ 108,289,722	R$ 102,561,318